RELATED PARTY TRANSACTIONS (Details 2) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	$ 1,371,186	$ 1,324,473
Series Twenty [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty One [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Two [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Three [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Four [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Five [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Six [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Seven [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Eight [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Twenty Nine [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty One [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Two [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Three [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	54,660	54,660
Series Thirty Four [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	133,578	120,842
Series Thirty Five [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Six [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Seven [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Eight [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Thirty Nine [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	220,455	220,455
Series Forty [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	359,629	347,144
Series Forty One [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	359,757	359,757
Series Forty Two [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	221,615	221,615
Series Forty Three [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Forty Four [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	12,495	0
Series Forty Five [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	8,997	0
Series Forty Six [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	$ 0	$ 0